Acquisitions, Acquired Intangible Assets, and Goodwill - Amortization (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Amortization expense	$ 55,000	$ 0	$ 171,000	$ 0	$ 69,000
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021	559,000		559,000		692,000
2022	428,000		428,000		546,000
2023	199,000		199,000		422,000
2024					208,000
2025 and thereafter					363,000
Net carrying amount	$ 2,111,000		$ 2,111,000		$ 2,231,000	$ 408,000